PARAMOUNT GOLD AND SILVER CORP.

[Stationary]

October 27,   2008

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D. C.  20549

Attention:

Re:

Paramount Gold and Silver Corp.  (the “Company”)

Amendment No, 2 to the Registration Statement on Form S-3

File No.  333-153104

Filed:  October 8, 2008

Form 10-k for the fiscal year ended June 30, 2008

File No. 1-33630

Filed September 25, 2008

Preliminary Proxy Statement on Schedule 14A

File No.  1-33630

Filed October 3, 2008

Dear Sir/Madam:

Paramount Gold and Silver Corp. hereby acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the filings referenced above, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Christopher Crupi
Chief Executive Officer Paramount Gold and Silver Corp.